Effect of change in presentation currency - CONSOLIDATED STATEMENT OF FINANCIAL POSITION as previously reported (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Non-current assets
Intangible assets | $		$ 4,104		$ 4,115		$ 1,971		$ 2,139
Property, plant and equipment | $		3,368		3,068		2,512		2,699
Derivative financial instruments | $		7		131				49
Deferred tax assets | $		221		273		194		223
Other non-current assets | $		25		21		15		12
Total non-current assets | $		7,725		7,608		4,692		5,122
Current assets
Inventories | $		1,353		1,186		898		935
Trade and other receivables | $		1,274		1,227		709		840
Related party receivables | $						440		490
Derivative financial instruments | $		16		12				2
Cash and cash equivalents | $		784		813		602		503
Total current assets | $		3,427		3,238		2,649		2,770
TOTAL ASSETS | $		11,152		10,846		7,341		7,892
Equity attributable to owners of the parent
Issued capital | $		23
Share premium | $		1,290		274		571		571
Capital contribution | $		485		485
Other reserves | $		(21)		152		169		88
Retained earnings | $		(3,152)		(3,093)		(2,898)		(2,787)
Total equity attributable to owners of the parent	€ (1,148)	(1,375)	€ (2,070)	(2,182)	€ (1,982)	(2,158)		(2,128)
Non-controlling interests | $		1		3		3		3
TOTAL EQUITY | $		(1,374)		(2,179)		(2,155)		(2,125)
Non-current liabilities
Borrowings | $		8,306		8,582		6,964		7,326
Employee benefit obligations | $		997		954		784		878
Derivative financial instruments | $		301		0
Deferred tax liabilities | $		583		732		502		510
Related party borrowings		0	709	709
Provisions | $		44		60		52		40
Total non-current liabilities | $		10,231		11,037		8,302		8,754
Current liabilities
Borrowings | $		2		8		8		5
Interest payable | $		71		85		86		101
Derivative financial instruments | $		2		8		8		8
Trade and other payables | $		1,988		1,622		957		976
Income tax payable | $		162		192		83		112
Provisions | $		70		73		52		61
Total current liabilities | $		2,295		1,988		1,194		1,263
TOTAL LIABILITIES | $		12,526		13,025		9,496		10,017
TOTAL EQUITY and LIABILITIES | $		$ 11,152		$ 10,846		$ 7,341		$ 7,892
Previously stated
Non-current assets
Intangible assets	3,422		3,904		1,810		€ 1,762
Property, plant and equipment	2,808		2,911		2,307		2,223
Derivative financial instruments	6		124				40
Deferred tax assets	184		259		178		184
Other non-current assets	21		20		14		10
Total non-current assets	6,441		7,218		4,309		4,219
Current assets
Inventories	1,128		1,125		825		770
Trade and other receivables	1,062		1,164		651		692
Related party receivables					404		404
Derivative financial instruments	13		11				2
Cash and cash equivalents	654		772		553		414
Total current assets	2,857		3,072		2,433		2,282
TOTAL ASSETS	9,298		10,290		6,742		6,501
Equity attributable to owners of the parent
Issued capital	22
Share premium	1,090		136		400		400
Capital contribution	431		431
Other reserves	(321)		(324)		(241)		(105)
Retained earnings	(2,370)		(2,313)		(2,141)		(2,046)
Total equity attributable to owners of the parent	(1,148)		(2,070)		(1,982)		(1,751)
Non-controlling interests	1		2		2		2
TOTAL EQUITY	(1,147)		(2,068)		(1,980)		(1,749)
Non-current liabilities
Borrowings	6,926		8,142		6,397		6,034
Employee benefit obligations	831		905		720		723
Derivative financial instruments	251
Deferred tax liabilities	486		694		461		420
Related party borrowings			673
Provisions	37		57		48		33
Total non-current liabilities	8,531		10,471		7,626		7,210
Current liabilities
Borrowings	2		8		7		4
Interest payable	59		81		79		83
Derivative financial instruments	2		8		7		7
Trade and other payables	1,658		1,539		879		804
Income tax payable	135		182		76		92
Provisions	58		69		48		50
Total current liabilities	1,914		1,887		1,096		1,040
TOTAL LIABILITIES	10,445		12,358		8,722		8,250
TOTAL EQUITY and LIABILITIES	€ 9,298		€ 10,290		€ 6,742		€ 6,501